Significant Events - Additional Information (Detail) $ in Millions, R$ in Billions	1 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 BRL (R$)	Oct. 31, 2024	Oct. 25, 2024 USD ($)		Oct. 25, 2024 BRL (R$)	Sep. 30, 2024 USD ($) [1]	Sep. 30, 2024 BRL (R$)	Jul. 31, 2024	Jun. 30, 2024 USD ($)	Jun. 28, 2024 Rate
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities			$ 3,063,000,000	$ 2,575,000,000
BRL/USD [member]
Disclosure of significant events [line items]
Closing foreign exchange rate | Rate														5.56
Samarco Dam Failure Settlement Agreement [Member]
Disclosure of significant events [line items]
Percentage of compensation			50.00%		50.00%
Federal public prosecution office claim [member] | Samarco Dam Failure Settlement Agreement [Member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities							$ 31,700,000,000	[1]	R$ 170
Percentage of commitment made							100.00%		100.00%
Federal public prosecution office claim [member] | Compension Paid [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities										$ 7,900,000,000	R$ 38
Federal public prosecution office claim [member] | Obligation To Pay [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities									R$ 100	18,000,000,000
Federal public prosecution office claim [member] | Obligation To Perform [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities										$ 5,800,000,000	R$ 32
Brazilian Social Contribution Levy [Member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment			50.00%
United Kingdom Group Action Complaint [Member] | Samarco Dam Failure Settlement Agreement [Member]
Disclosure of significant events [line items]
Percentage of compensation						50.00%
United Kingdom Group Action Complaint [Member] | Vale S.A [Member]
Disclosure of significant events [line items]
Percentage of proportion payable to claimants												50.00%
Indigenous Peoples And Traditional Communities [Member] | Samarco Dam Failure Settlement Agreement [Member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities							$ 1,400,000,000	[1]	R$ 8
Samarco dam failure
Disclosure of significant events [line items]
Percentage of charges recognised in Group's results			100.00%
Provision recognized			$ 5,197,000,000	$ 5,849,000,000									$ 6,505,000,000
Percentage of reasonably possible increase in discount rate			0.50%
Increase (decrease) in provision due to reasonably possible increase in discount rate			$ 50,000,000
Samarco dam failure | Samarco Dam Failure Settlement Agreement [Member]
Disclosure of significant events [line items]
Maximum funding cap			$ 1,000,000,000
Samarco dam failure | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities | R$					R$ 155
Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment			50.00%	50.00%
Samarco Mineracao S.A. [member] | Brazilian Social Contribution Levy [Member]
Disclosure of significant events [line items]
Gross provisions			$ 400,000,000	$ 400,000,000
Aggregate court deposit paid			200,000,000	200,000,000
Samarco Mineracao S.A. [member] | Brazilian Corporate Income Tax Rate [Member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities			1,100,000,000	1,000,000,000
Samarco Mineracao S.A. [member] | Brazilian Mining Royalties [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities			400,000,000	400,000,000
Samarco Mineracao S.A. [member] | Samarco dam failure | Framework agreement [member]
Disclosure of significant events [line items]
Provision recognized			48,000,000	$ 87,000,000
BHP Brasil Ltda [member] | Australian Class Action Complaint [Member]
Disclosure of significant events [line items]
Settlememt amount (inclusive of interest and costs)	$ 74,000,000	$ 110
Insurance proceeds			64,000,000
BHP Brasil Ltda [member] | United Kingdom Group Action Complaint [Member]
Disclosure of significant events [line items]
Percentage of proportion payable to claimants												50.00%
BHP Brasil Ltda [member] | Samarco dam failure | Maximum [Member] | Samarco Dam Failure Settlement Agreement [Member]
Disclosure of significant events [line items]
Funding commitments amount			1,300,000,000
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Investment in Samarco			0
Dividends received			0
Profits available for distribution			$ 0
Percentage of interest in joint venture investment			50.00%

[1]	USD amounts reflect those included in the announcement of the Settlement Agreement calculated based on actual transactional (historical) exchange rates related to funding provided to Fundação Renova for investment to date with future spend calculated using the 28 June 2024 BRL/USD exchange rate of 5.56.